UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08549

Oak Associates Funds
(Exact name of registrant as specified in charter)

3875 Embassy Parkway, Suite 250, Akron, Ohio	44333-8334
(Address of principal executive offices)	(Zip code)

Charles A. Kiraly

Oak Associates, ltd.

3875 Embassy Parkway, Suite 250

Akron, Ohio 44333-8334

(Name and address of agent for service)

Registrant's telephone number, including area code:	888-462-5386

Date of fiscal year end:	10/31

Date of reporting period:	7/31/18

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

White Oak Select Growth Fund

Schedule of Investments

As of July 31, 2018 (Unaudited)

COMMON STOCKS - 97.76%	Shares	Fair Value
CONSUMER DISCRETIONARY - 12.63%
Internet & Direct Marketing Retail - 10.62%
Amazon.com, Inc. (a)	19,615	$34,864,486

Specialty Retail - 2.01%
Lowe's Companies, Inc.	66,500	6,606,110

CONSUMER STAPLES - 2.24%
Beverages - 2.24%
PepsiCo, Inc.	64,000	7,360,000

FINANCIALS - 23.64%
Capital Markets - 9.31%
Charles Schwab Corporation (The) (b)	454,100	23,186,346
State Street Corporation	83,500	7,373,885
		30,560,231
Commercial Banks - 10.99%
CIT Group, Inc. (b)	177,400	9,389,782
TCF Financial Corporation	508,000	12,755,880
U.S. Bancorp	263,000	13,941,630
		36,087,292
Diversified Financial Services - 0.60%
JPMorgan Chase & Company	17,000	1,954,150

Insurance - 2.74%
Chubb Ltd. (b)	64,600	9,025,912

HEALTH CARE - 19.46%
Biotechnology - 8.95%
Amgen, Inc.	108,000	21,227,400
Gilead Sciences, Inc.	104,900	8,164,367
		29,391,767
Health Care Providers & Services - 2.47%
Express Scripts Holding Company (a)	102,000	8,104,920

Pharmaceuticals - 8.04%
Novartis AG - ADR	79,600	6,678,440
Pfizer, Inc.	375,000	14,973,750
Teva Pharmaceutical Industries Ltd. - ADR (b)	198,000	4,740,120
		26,392,310
INFORMATION TECHNOLOGY - 39.79%
Communications Equipment - 9.01%
Cisco Systems, Inc.	542,000	22,921,180
QUALCOMM, Inc.	104,100	6,671,769
		29,592,949
Internet Software & Services - 14.29%
Alphabet, Inc. - Class A (a)	12,680	15,561,150
Alphabet, Inc. - Class C (a)	16,495	20,078,703
Facebook, Inc. - Class A (a)	40,600	7,006,748
salesforce.com, Inc. (a)	31,100	4,265,365
		46,911,966
IT Services - 5.91%
Cognizant Technology Solutions Corporation - Class A (b)	128,200	10,448,300
International Business Machines Corporation (b)	61,900	8,971,167
		19,419,467
Semiconductors & Semiconductor Equipment - 10.58%
KLA-Tencor Corporation	179,800	21,112,116
Xilinx, Inc.	188,900	13,614,023
		34,726,139

TOTAL COMMON STOCKS (Cost $208,671,574)		320,997,699

SHORT-TERM INVESTMENTS - 15.32%	Shares or Principal ($)	Fair Value
MONEY MARKET FUNDS - 0.01%
Fidelity Investments Money Market Government Portfolio - Class I, 1.80% (c)	47,692	47,692

REPURCHASE AGREEMENTS - 2.29%
South Street Securities Wachovia Tri-Party, dated 07/31/18, 1.70%, maturing on 08/01/18 at a repurchase value of $7,506,223, collateralized by U.S. Treasury Securities (1.38%-2.50%, maturing between 06/30/20 - 08/15/25 and a collateral value of $7,655,990)	7,505,868	7,505,868

COLLATERAL FOR SECURITIES LOANED - 13.02%
Mount Vernon Liquid Assets Portfolio, LLC, 2.17%(c)	42,778,312	42,778,312

TOTAL SHORT-TERM INVESTMENTS (Cost $50,331,872)		50,331,872

TOTAL INVESTMENTS- 113.08% (Cost $259,003,446)		371,329,571

Liabilities in Excess of Other Assets - (13.08)%		(42,964,427)

NET ASSETS - 100.00%		$328,365,144

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $41,936,061.
(c)	Rate disclosed is the seven day effective yield as of July 31, 2018.

ADR - American Depositary Receipt.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

The accompanying notes are an integral part of the quarterly schedule of investments.

Pin Oak Equity Fund

Schedule of Investments

As of July 31, 2018 (Unaudited)

COMMON STOCKS - 93.66%	Shares	Fair Value
CONSUMER DISCRETIONARY - 13.97%
Auto Components - 2.03%
Gentex Corporation (a)	220,500	$5,115,600

Diversified Consumer Services - 1.89%
H&R Block, Inc.	189,000	4,755,240

Internet & Direct Marketing Retail - 3.62%
Amazon.com, Inc. (b)	5,120	9,100,493

Media - 4.17%
Twenty-First Century Fox, Inc. - Class B	236,100	10,487,562

Textiles, Apparel & Luxury Goods - 2.26%
Hanesbrands, Inc. (a)	255,500	5,687,430

CONSUMER STAPLES - 4.46%
Beverages - 4.46%
PepsiCo, Inc.	97,500	11,212,500

ENERGY - 5.32%
Energy Equipment & Services - 0.04%
Transocean Ltd. (b)	8,000	102,960

Oil, Gas & Consumable Fuels - 5.28%
Royal Dutch Shell plc - Class A - ADR	16,700	1,141,779
Valero Energy Corporation	102,600	12,142,710
		13,284,489
FINANCIALS - 29.96%
Capital Markets - 10.08%
Bank of New York Mellon Corporation (The) (a)	242,300	12,955,782
Charles Schwab Corporation (The) (a)	242,651	12,389,760
		25,345,542
Commercial Banks - 9.31%
CIT Group, Inc. (a)	106,700	5,647,631
Great Southern Bancorp, Inc.	28,010	1,653,991

International Bancshares Corporation	56,135	2,495,201
SunTrust Banks, Inc. (a)	105,000	7,567,349
Wells Fargo & Company (a)	105,400	6,038,366
		23,402,538
Consumer Finance - 4.50%
Capital One Financial Corporation	84,100	7,932,312
Synchrony Financial (a)	117,300	3,394,662
		11,326,974
Insurance - 6.07%
Assurant, Inc.	38,900	4,290,670
Everest Re Group Ltd.	16,100	3,515,435
Travelers Companies, Inc. (The)	57,400	7,470,036
		15,276,141
HEALTH CARE - 10.61%
Health Care Providers & Services - 4.46%
DaVita, Inc. (b)	110,400	7,758,912
McKesson Corporation	27,500	3,454,000
		11,212,912
Pharmaceuticals - 6.15%
GlaxoSmithKline PLC - ADR	226,800	9,432,612
Roche Holding AG - ADR	31,000	950,770
Sanofi - ADR	35,300	1,530,608
Teva Pharmaceutical Industries Ltd. - ADR (a)	148,000	3,543,120
		15,457,110
INDUSTRIALS - 0.13%
Electrical Equipment - 0.13%
Generac Holdings, Inc. (a) (b)	5,920	318,200

INFORMATION TECHNOLOGY - 28.08%
Internet Software & Services - 12.43%
Alphabet, Inc. - Class A (b)	3,690	4,528,442
Alphabet, Inc. - Class C (b)	11,679	14,216,379
eBay, Inc. (b)	200,000	6,690,000
IAC/InterActiveCorp (b)	39,556	5,824,621
		31,259,442
IT Services - 9.60%
Amdocs Ltd.	127,672	8,628,074
Paychex, Inc.	168,249	11,612,546
Western Union Company (The) (a)	194,000	3,911,040
		24,151,660

Semiconductors & Semiconductor Equipment - 6.05%
KLA-Tencor Corporation	73,900	8,677,338
Xilinx, Inc. (a)	90,800	6,543,956
		15,221,294
MATERIALS - 1.13%
Metals & Mining - 1.13%
Teck Resources Limited - Class B	108,814	2,832,428

TOTAL COMMON STOCKS (Cost $168,639,142)		235,550,515

SHORT-TERM INVESTMENTS - 25.25%	Shares or Principal ($)	Fair Value
REPURCHASE AGREEMENTS - 6.65%
South Street Securities Wachovia Tri-Party, dated 07/31/18, 1.70%, maturing on 08/01/18 at a repurchase value of $16,717,324, collateralized by U.S. Treasury Securities (1.38%-2.50%, maturing between 06/30/20 - 08/15/25 and a collateral value of $17,050,875)	16,716,534	16,716,534

COLLATERAL FOR SECURITIES LOANED - 18.60%
Mount Vernon Liquid Assets Portfolio, LLC, 2.17%(c)	46,783,702	46,783,702

TOTAL SHORT-TERM INVESTMENTS (Cost $63,500,236)		63,500,236

TOTAL INVESTMENTS- 118.91% (Cost $232,139,378)		299,050,751

Liabilities in Excess of Other Assets - (18.91)%		(47,560,748)

NET ASSETS - 100.00%		$251,490,003

(a)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $45,613,445.
(b)	Non-income producing security.
(c)	Rate disclosed is the seven day effective yield as of July 31, 2018.

ADR - American Depositary Receipt.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

The accompanying notes are an integral part of the quarterly schedule of investments.

Rock Oak Core Growth Fund

Schedule of Investments

As of July 31, 2018 (Unaudited)

COMMON STOCKS - 92.04%	Shares	Fair Value
CONSUMER DISCRETIONARY - 13.62%
Hotels, Restaurants & Leisure - 2.64%
Wyndham Destinations, Inc.	3,845	$177,331
Wyndham Hotels & Resorts, Inc.	5,505	319,290
		496,621
Internet & Direct Marketing Retail - 6.97%
Amazon.com, Inc. (a)(b)	470	835,397
Netflix, Inc. (a)	1,420	479,179
		1,314,576
Media - 0.56%
Liberty Media Corporation - Liberty SiriusXM - Series A (a)	2,235	105,358

Textiles, Apparel & Luxury Goods - 3.45%
Ralph Lauren Corporation	4,810	649,254

CONSUMER STAPLES - 3.07%
Beverages - 3.07%
Molson Coors Brewing Company - Class B (b)	8,625	577,875

ENERGY - 6.43%
Energy Equipment & Services - 3.39%
National Oilwell Varco, Inc.	13,125	638,138

Oil, Gas & Consumable Fuels - 3.04%
HollyFrontier Corporation	7,685	573,147

FINANCIALS - 7.96%
Commercial Banks - 3.17%
SunTrust Banks, Inc. (b)	8,295	597,821

Consumer Finance - 2.85%
Capital One Financial Corporation	5,685	536,209

Insurance - 1.94%
Hartford Financial Services Group, Inc. (The)	6,950	366,265

HEALTH CARE - 14.11%
Biotechnology - 8.98%
AbbVie, Inc.	5,980	551,535
Biogen, Inc. (a)	1,635	546,695
Gilead Sciences, Inc.	7,610	592,287
		1,690,517
Life Sciences Tools & Services - 2.41%
Illumina, Inc. (a)	1,400	454,104

Pharmaceuticals - 2.72%
Jazz Pharmaceuticals PLC (a)	2,965	513,182

INDUSTRIALS - 3.63%
Aerospace & Defense - 3.63%
L3 Technologies, Inc.	3,185	682,991

INFORMATION TECHNOLOGY - 40.64%
Communications Equipment - 2.73%
F5 Networks, Inc. (a)(b)	3,000	514,140

Internet Software & Services - 10.30%
Alphabet, Inc. - Class C (a)	530	645,147
iQIYI, Inc. - ADR (a)(b)	13,155	421,223
salesforce.com, Inc. (a)	3,030	415,565
Tencent Holdings Ltd. - ADR	10,030	458,371
		1,940,306
IT Services - 11.11%
Alliance Data Systems Corporation (b)	2,820	634,161
Cognizant Technology Solutions Corporation - Class A (b)	2,800	228,200
DXC Technology Company	5,650	478,781
Perspecta, Inc.	18,855	409,154
Worldpay, Inc. - Class A (a)(b)	4,160	341,910
		2,092,206
Software - 7.02%
CA, Inc.	18,260	807,275
Check Point Software Technologies Ltd. (a)(b)	4,575	515,465
		1,322,740

Technology Hardware, Storage & Peripherals - 9.48%
NetApp, Inc. (b)	8,755	678,688
Seagate Technology PLC	11,420	600,920
Western Digital Corporation	7,220	506,483
		1,786,091
MATERIALS - 2.58%
Chemicals - 2.58%
Eastman Chemical Company	4,685	485,460

TOTAL COMMON STOCKS (Cost $11,749,556)		17,337,001

SHORT-TERM INVESTMENTS - 25.90%	Shares or Principal ($)	Fair Value
REPURCHASE AGREEMENTS - 6.71%
South Street Securities Wachovia Tri-Party, dated 07/31/18, 1.70%, maturing on 08/01/18 at a repurchase value of $1,263,418, collateralized by U.S. Treasury Securities (1.38%-2.50%, maturing between 06/30/20 - 08/15/25 and a collateral value of $1,288,626)	1,263,358	1,263,358

COLLATERAL FOR SECURITIES LOANED - 19.19%
Mount Vernon Liquid Assets Portfolio, LLC, 2.17%(c)	3,615,507	3,615,507

TOTAL SHORT-TERM INVESTMENTS (Cost $4,878,865)		4,878,865

TOTAL INVESTMENTS- 117.94% (Cost $16,628,421)		22,215,866

Liabilities in Excess of Other Assets - (17.94)%		(3,379,690)

NET ASSETS - 100.00%		$18,836,176

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $3,561,206.
(c)	Rate disclosed is the seven day effective yield as of July 31, 2018.

ADR - American Depositary Receipt.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

The accompanying notes are an integral part of the quarterly schedule of investments.

River Oak Discovery Fund

Schedule of Investments

As of July 31, 2018 (Unaudited)

COMMON STOCKS - 93.04%	Shares	Fair Value
CONSUMER DISCRETIONARY - 12.43%
Diversified Consumer Services - 5.90%
Adtalem Global Education, Inc. (a)	11,810	$644,236
American Public Education, Inc. (a)	5,000	220,500
		864,736
Leisure Products - 3.00%
Nautilus, Inc. (a)	30,825	439,256

Specialty Retail - 3.53%
Aaron's, Inc.	11,930	516,688

CONSUMER STAPLES - 4.80%
Beverages - 4.80%
Boston Beer Company, Inc. (The) - Class A (a)	2,555	702,497

FINANCIALS - 17.03%
Capital Markets - 3.78%
AllianceBernstein Holding, L.P.	18,315	553,113

Commercial Banks - 3.89%
Union Bankshares Corporation	14,050	569,166

Insurance - 6.79%
Assurant, Inc.	6,000	661,799
CNO Financial Group, Inc.	16,365	333,028
		994,827
Thrifts & Mortgage Finance - 2.57%
Dime Community Bancshares, Inc.	21,870	376,164

HEALTH CARE - 17.49%
Biotechnology - 7.78%
Eagle Pharmaceuticals, Inc. (a)(b)	7,725	612,206
United Therapeutics Corporation (a)	4,275	525,440
		1,137,646
Health Care Providers & Services - 6.18%
Envision Healthcare Corporation (a)	10,020	443,485

Magellan Health, Inc. (a)	6,350	461,963
		905,448
Health Care Technology - 0.78%
Quality Systems, Inc. (a)	5,700	114,741

Pharmaceuticals - 2.75%
Innoviva, Inc. (a)(b)	28,490	403,134

INDUSTRIALS - 4.03%
Machinery - 1.43%
Kadant, Inc.	2,160	208,656

Professional Services - 2.60%
Barrett Business Services, Inc.	4,156	381,853

INFORMATION TECHNOLOGY - 30.57%
Electronic Equipment, Instruments & Components - 6.56%
Hollysys Automation Technologies Limited	15,500	359,600
KEMET Corporation (a)	23,135	601,279
		960,879
IT Services - 3.08%
Convergys Corporation	18,310	450,426

Semiconductors & Semiconductor Equipment - 17.35%
Advanced Energy Industries, Inc. (a)	6,560	401,734
Ambarella, Inc. (a)(b)	8,005	313,636
Cirrus Logic, Inc. (a)	10,510	454,663
Kulicke & Soffa Industries, Inc.	25,285	666,513
SolarEdge Technologies, Inc. (a)(b)	13,225	704,230
		2,540,776
Software - 3.58%
FireEye, Inc. (a)	23,005	357,268
Verint Systems, Inc. (a)	3,720	167,028
		524,296
MATERIALS - 6.69%
Chemicals - 2.38%
Kronos Worldwide, Inc.	15,335	348,718

Paper & Forest Products - 4.31%
Mercer International, Inc.	35,145	630,853

TOTAL COMMON STOCKS (Cost $9,359,823)		13,623,873

SHORT-TERM INVESTMENTS - 16.66%	Shares	Fair Value
MONEY MARKET FUNDS - 7.02%
Fidelity Investments Money Market Government Portfolio - Class I, 1.80% (c)	1,028,020	1,028,020

COLLATERAL FOR SECURITIES LOANED - 9.64%
Mount Vernon Liquid Assets Portfolio, LLC, 2.17%(c)	1,411,625	1,411,625

TOTAL SHORT-TERM INVESTMENTS (Cost $2,439,645)		2,439,645

TOTAL INVESTMENTS- 109.70% (Cost $11,799,468)		16,063,518

Liabilities in Excess of Other Assets - (9.70)%		(1,420,524)

NET ASSETS - 100.00%		$14,642,994

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $1,388,902.
(c)	Rate disclosed is the seven day effective yield as of July 31, 2018.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

The accompanying notes are an integral part of the quarterly schedule of investments.

Red Oak Technology Select Fund

Schedule of Investments

As of July 31, 2018 (Unaudited)

COMMON STOCKS - 95.29%	Shares	Fair Value
CONSUMER DISCRETIONARY - 4.94%
Internet & Direct Marketing Retail - 4.94%
Amazon.com, Inc. (a)	15,400	$27,372,576

INFORMATION TECHNOLOGY - 90.35%
Communications Equipment - 8.04%
Cisco Systems, Inc.	598,000	25,289,420
Juniper Networks, Inc.	433,000	11,405,220
QUALCOMM, Inc.	123,000	7,883,070
		44,577,710
Electronic Equipment, Instruments & Components - 1.41%
Corning, Inc.	236,000	7,830,480

Internet Software & Services - 18.21%
Alphabet, Inc. - Class A (a)	17,060	20,936,373
Alphabet, Inc. - Class C (a)	25,996	31,643,890
eBay, Inc. (a)	322,300	10,780,935
Facebook, Inc. - Class A (a)	143,225	24,717,771
IAC/InterActiveCorp (a)	87,200	12,840,200
		100,919,169
IT Services - 8.42%
Accenture plc - Class A	78,300	12,475,539
Alliance Data Systems Corporation	41,500	9,332,520
International Business Machines Corporation	71,800	10,405,974
Total System Services, Inc.	158,200	14,481,628
		46,695,661
Semiconductors & Semiconductor Equipment - 13.79%
Intel Corporation	524,800	25,242,880
KLA-Tencor Corporation	179,800	21,112,116
Marvell Technology Group Ltd.	264,400	5,634,364
Skyworks Solutions, Inc.	109,770	10,382,047
Xilinx, Inc.	195,400	14,082,478
		76,453,885
Software - 25.62%
CA, Inc.	361,000	15,959,810
Check Point Software Technologies Ltd. (a)(b)	156,300	17,610,321

Dell Technologies, Inc. - Class V (a)	7,657	708,426
Microsoft Corporation	280,200	29,723,615
Oracle Corporation (b)	411,100	19,601,248
Red Hat, Inc. (a)(b)	155,200	21,918,896
Synopsys, Inc. (a)	182,000	16,276,260
VMware, Inc. - Class A (a)(b)	140,000	20,242,600
		142,041,176
Technology Hardware, Storage & Peripherals - 14.86%
Apple, Inc.	121,820	23,181,128
Hewlett Packard Enterprise Company (b)	326,500	5,041,160
HP, Inc.	444,500	10,259,060
NetApp, Inc. (b)	252,500	19,573,800
Seagate Technology plc	286,400	15,070,368
Western Digital Corporation	131,400	9,217,710
		82,343,226

TOTAL COMMON STOCKS (Cost $345,440,974)		528,233,883

SHORT-TERM INVESTMENTS - 16.02%	Shares or Principal ($)	Fair Value
REPURCHASE AGREEMENTS - 4.93%
South Street Securities Wachovia Tri-Party, dated 07/31/18, 1.70%, maturing on 08/01/18 at a repurchase value of $27,320,886, collateralized by U.S. Treasury Securities (1.38%-2.50%, maturing between 06/30/20 - 08/15/25 and a collateral value of $27,866,004)	27,319,596	27,319,596

COLLATERAL FOR SECURITIES LOANED - 11.09%
Mount Vernon Liquid Assets Portfolio, LLC, 2.17%(c)	61,478,686	61,478,686

TOTAL SHORT-TERM INVESTMENTS (Cost $88,798,282)		88,798,282

TOTAL INVESTMENTS- 111.31% (Cost $434,239,256)	617,032,165

Liabilities in Excess of Other Assets - (11.31)%	(62,705,739)

NET ASSETS - 100.00%	$554,326,426

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $59,977,233.
(c)	Rate disclosed is the seven day effective yield as of July 31, 2018.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

The accompanying notes are an integral part of the quarterly schedule of investments.

Black Oak Emerging Technology Fund

Schedule of Investments

As of July 31, 2018 (Unaudited)

COMMON STOCKS - 97.03%	Shares	Fair Value
HEALTH CARE - 7.30%
Health Care Technology - 2.64%
Quality Systems, Inc. (a)	53,000	$1,066,890

Life Sciences Tools & Services - 4.66%
Illumina, Inc. (a)	5,800	1,881,288

INFORMATION TECHNOLOGY - 89.73%
Communications Equipment - 9.84%
F5 Networks, Inc. (a)	8,805	1,509,001
Palo Alto Networks, Inc. (a)	5,900	1,169,734
QUALCOMM, Inc.	20,215	1,295,579
		3,974,314
Electronic Equipment, Instruments & Components - 1.29%
KEMET Corporation (a)(b)	20,000	519,800

Internet Software & Services - 22.97%
Baidu, Inc. - ADR (a)	8,150	2,014,517
Blucora, Inc. (a)	35,780	1,243,355
Facebook, Inc. - Class A (a)	6,125	1,057,053
iQIYI, Inc. - ADR (a)(b)	21,150	677,223
LogMeIn, Inc.	1	81
NetEase, Inc. - ADR	4,305	1,110,690
salesforce.com, Inc. (a)	13,000	1,782,950
Tencent Holdings Ltd. - ADR	30,480	1,392,936
		9,278,805
IT Services - 12.91%
Alliance Data Systems Corporation (b)	2,760	620,669
Cognizant Technology Solutions Corporation - Class A (b)	9,600	782,400
CSG Systems International, Inc.	16,255	661,091
DXC Technology Company	19,950	1,690,562
Perficient, Inc. (a)(b)	29,165	767,623
Perspecta, Inc.	9,975	216,458
Science Applications International Corporation	5,665	477,956
		5,216,759

Semiconductors & Semiconductor Equipment - 12.82%
Ambarella, Inc. (a)(b)	15,275	598,475
Cirrus Logic, Inc. (a)	26,800	1,159,368
Lam Research Corporation (b)	9,255	1,764,373
Silicon Motion Technology Corporation - ADR	31,000	1,654,470
		5,176,686
Software - 14.71%
CA, Inc. (b)	52,770	2,332,961
Citrix Systems, Inc. (a)	16,090	1,769,417
Dell Technologies, Inc. - Class V (a)	4,803	444,374
Fortinet, Inc. (a)(b)	22,205	1,396,917
		5,943,669
Technology Hardware, Storage & Peripherals - 15.19%
Apple, Inc.	14,000	2,664,060
NetApp, Inc. (b)	25,785	1,998,853
Seagate Technology plc	28,045	1,475,728
		6,138,641

TOTAL COMMON STOCKS (Cost $21,011,360)		39,196,852

SHORT-TERM INVESTMENTS - 20.73%	Shares	Fair Value
MONEY MARKET FUNDS - 2.92%
Fidelity Investments Money Market Government Portfolio - Class I, 1.80% (c)	1,178,993	1,178,993

COLLATERAL FOR SECURITIES LOANED - 17.81%
Mount Vernon Liquid Assets Portfolio, LLC, 2.17%(c)	7,193,772	7,193,772

TOTAL SHORT-TERM INVESTMENTS (Cost $8,372,765)		8,372,765

TOTAL INVESTMENTS- 117.76% (Cost $29,384,125)		47,569,617

Liabilities in Excess of Other Assets - (17.76)%		(7,174,988)

NET ASSETS - 100.00%		$40,394,629

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $7,111,178.

(c)	Rate disclosed is the seven day effective yield as of July 31, 2018.

ADR - American Depositary Receipt.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

The accompanying notes are an integral part of the quarterly schedule of investments.

Live Oak Health Sciences Fund

Schedule of Investments

As of July 31, 2018 (Unaudited)

COMMON STOCKS - 98.35%	Shares	Fair Value
HEALTH CARE - 98.35%
Biotechnology - 18.40%
Amgen, Inc.	26,200	$5,149,610
Biogen, Inc. (a)	10,850	3,627,915
Celgene Corporation (a)	16,700	1,504,503
Gilead Sciences, Inc.	18,400	1,432,072
		11,714,100
Health Care Equipment & Supplies - 3.14%
Medtronic plc	11,196	1,010,215
Stryker Corporation	6,060	989,295
		1,999,510
Health Care Providers & Services - 44.63%
Aetna, Inc.	14,300	2,693,977
Anthem, Inc.	16,800	4,250,399
Cardinal Health, Inc.	52,400	2,617,380
Cigna Corporation	10,700	1,919,794
CVS Health Corp. (b)	15,100	979,386
DaVita, Inc. (a)(b)	39,400	2,769,032
Express Scripts Holding Company (a)	51,000	4,052,460
McKesson Corporation	21,250	2,669,000
Owens & Minor, Inc. (b)	87,080	1,643,200
Quest Diagnostics, Inc. (b)	20,800	2,240,576
UnitedHealth Group, Inc.	10,200	2,582,844
		28,418,048
Life Sciences Tools & Services - 8.94%
Charles River Laboratories International, Inc. (a)	19,300	2,398,990
Waters Corporation (a)	16,700	3,294,409
		5,693,399
Pharmaceuticals - 23.24%
Endo International PLC (a)	127,000	1,579,880
GlaxoSmithKline plc - ADR	64,300	2,674,237
Johnson & Johnson (b)	14,700	1,948,044
Mylan N.V. (a)	28,000	1,044,680
Novartis AG - ADR	13,900	1,166,210
Novo Nordisk A/S - ADR	16,500	821,205
Pfizer, Inc.	47,800	1,908,654

Sanofi - ADR	49,692	2,154,645
Teva Pharmaceutical Industries Ltd. - ADR (b)	62,800	1,503,432
		14,800,987

TOTAL COMMON STOCKS (Cost $47,028,520)		62,626,044

SHORT-TERM INVESTMENTS - 15.32%	Shares or Principal ($)	Fair Value
MONEY MARKET FUNDS - 0.07%
Fidelity Investments Money Market Government Portfolio - Class I, 1.80% (c)	45,427	45,427

REPURCHASE AGREEMENTS - 1.55%
South Street Securities Wachovia Tri-Party, dated 07/31/18, 1.70%, maturing on 08/01/18 at a repurchase value of $990,192, collateralized by U.S. Treasury Securities (1.38%-2.50%, maturing between 06/30/20 - 08/15/25 and a collateral value of $1,009,948)	990,145	990,145

COLLATERAL FOR SECURITIES LOANED - 13.70%
Mount Vernon Liquid Assets Portfolio, LLC, 2.17%(c)	8,721,503	8,721,503

TOTAL SHORT-TERM INVESTMENTS (Cost $9,757,075)		9,757,075

TOTAL INVESTMENTS- 113.67% (Cost $56,785,595)		72,383,119

Liabilities in Excess of Other Assets - (13.67)%		(8,705,731)

NET ASSETS - 100.00%		$63,677,388

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $8,556,962.
(c)	Rate disclosed is the seven day effective yield as of July 31, 2018.

ADR - American Depositary Receipt.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

The accompanying notes are an integral part of the quarterly schedule of investments.

Notes to Quarterly Schedule of Investments

As of July 31, 2018 (Unaudited)

1. ORGANIZATION:

The Oak Associates Funds (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with seven diversified funds: White Oak Select Growth Fund, Pin Oak Equity Fund, Rock Oak Core Growth Fund, River Oak Discovery Fund, Red Oak Technology Select Fund, Black Oak Emerging Technology Fund and Live Oak Health Sciences Fund (collectively referred to as “Funds” and each individually referred to as a “Fund”). The investment objective of each Fund is to seek long-term capital growth. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment objective, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies followed by the Funds.

Use of Estimates – These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Each Fund is considered an investment company for financial reporting purposes under GAAP. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon the sale of the securities.

Security Valuation – Investments in equity securities, which are traded on a national exchange, are stated at the last quoted sales price if readily available for such equity securities on each business day. Investments in equity securities, which are reported on the NASDAQ national market system are valued at the official closing price; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value, in the absence of a current quoted bid price. Investments in repurchase agreements are generally valued at par each business day.

Redeemable securities issued by open-end registered investment companies and unregistered private liquidity funds operating to similar limitations as money market mutual funds are both valued at the applicable net asset value (“NAV”) as determined by those funds each business day.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees. The Board of Trustees has determined to delegate responsibility for pricing and fair valuation determinations for portfolio securities to Funds’ adviser, Oak Associates, Ltd. (“Oak” or the “Adviser”), subject to oversight of the Board of Trustees. Oak may, in turn and subject to its oversight, delegate pricing of securities for which market prices are readily available to the Funds’ administrator. All fair valuation determinations shall be made by Oak’s Fair Value Committee (the “Committee”), in accordance with policies and procedures established by the Board of Trustees and subject to oversight of the Board. Oak and the administrator have established and maintain policies and procedures reasonably designed to ensure that their pricing and valuation policies and procedures conform to the requirements of the Funds’ Fair Value Procedures. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de–listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Fund calculates net asset value; or trading of the security is subject to local government–imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Security Transactions and Investment Income – Security transactions are accounted for on the date the security is purchased or sold (trade date) for financial reporting purposes. Dividend income is recognized on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. If applicable, any foreign capital gains taxes are accrued, net of unrealized gains, and are payable upon the sale of such investments.

Expenses – Expenses that are directly related to one of the Funds are charged to that Fund. Expenses not directly billed to a particular Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable allocation method.

Repurchase Agreements – The Funds invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the repurchase agreements and procedures adopted by the Board of Trustees require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. A custody agreement in connection with the Master Repurchase Agreement defines eligible securities for collateral in relation to each repurchase agreement. Under the Master Repurchase Agreement, if the counterparty defaults and the value of the collateral declines or if the counter-party enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited. At period end, certain Funds had investments in repurchase agreements. The gross value and related collateral received for those investments are presented in each applicable Fund’s Schedule of Investments. The value of the related collateral received exceeded the value of the repurchase agreements as of the period end.

Master Agreements and Netting Arrangements – Certain Funds may participate in various repurchase agreements, such as, but not limited to Master Repurchase Agreements, which govern the terms of certain transactions with select counterparties (collectively “Master Agreements”). These Master Agreements generally include provisions for general obligations, agreements, representations, collateral and provisions for events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions. The netting arrangements are generally tied to credit related events that if triggered, would cause an event of default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination or default event, the total market value exposure would be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. An election made by a counterparty to terminate a transaction early under a Master Agreement could have an adverse impact on a Fund’s financial statements. Master Agreements can also help limit counterparty risk by requiring collateral posting arrangements at pre-arranged exposure levels. Collateral under the Master Agreements is usually in the form of cash, U.S. Treasury or U.S. Government agency securities, but may include other types of securities. There can be no assurance that the Master Agreements will be successful in limiting credit or counterparty risk.

Securities Lending – The Trust has entered into a Securities Lending Agreement (“SLA”) with U.S. Bank National Association (the “Agent”). Under the terms of the SLA, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily or up to one-third of a Fund’s total asset value. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and letters of credit. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC, as noted in the Funds’ Schedules of Portfolio Investments. The market value of the loaned securities is determined daily at the close of business of the Funds and any additional required collateral is delivered to each Fund on the next business day. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based on the investment income received from securities lending activities. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. The contractual maturity of repurchase agreements are on an overnight and continuous basis. Cash and cash equivalent collateral on securities lending transactions are on an overnight and continuous basis.

The following is a summary of each Funds’ securities lending agreements and related cash and non-cash collateral received as of July 31, 2018:

	Market Value of Securities on Loan	Cash and Cash Equivalents/ Cash Collateral Received
White Oak Select Growth Fund	$41,936,061	$42,778,312
Pin Oak Equity Fund	45,613,445	46,783,702
Rock Oak Core Growth Fund	3,561,206	3,615,507
River Oak Discovery Fund	1,388,902	1,411,625
Red Oak Technology Select Fund	59,977,233	61,478,686
Black Oak Emerging Technology Fund	7,111,178	7,193,772
Live Oak Health Sciences Fund	8,556,962	8,721,503

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and paid to shareholders on an annual basis, as applicable. Net realized capital gains on sales of securities, if any, are distributed to shareholders at least annually. Distributions to shareholders are determined in accordance with income tax regulations and are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Therefore, the source of the Funds’ distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain, or from paid-in capital, depending upon the type of book/tax differences that may exist.

3. Unrealized Appreciation and Depreciation on Investments (Tax Basis):

At July 31, 2018, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Funds is as follows:

Fund	Federal Tax Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
White Oak Select Growth Fund	$215,773,785	$119,740,216	$(6,962,742)	$112,777,474
Pin Oak Equity Fund	184,953,440	68,426,142	(1,112,533)	67,313,609
Rock Oak Core Growth Fund	12,994,901	5,622,929	(17,471)	5,605,458
River Oak Discovery Fund	10,356,807	4,506,977	(211,891)	4,295,086
Red Oak Technology Select Fund	371,952,239	185,949,258	(2,348,018)	183,601,240
Black Oak Emerging Technology Fund	29,303,095	18,631,646	(365,124)	18,266,522
Live Oak Health Sciences Fund	57,304,428	18,643,332	(3,564,641)	15,078,691

4. FAIR VALUE MEASUREMENTS:

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability including assumptions about risk. Inputs may be observable and unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

The three-tier hierarchy is summarized as follows:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access at the measurement date, including but not limited to:

Equity Securities – investments for which market quotations are readily available that are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.

Investment Companies – investments in open-end registered investment companies which are valued at their closing NAV.

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities inactive markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability, including but not limited to:

Repurchase Agreements – investments in overnight tri-party repurchase agreements which are valued at par.

All Securities – quoted prices for similar securities, including matrix pricing; quoted prices based on recently executed transactions; adjusted quoted prices based on observable and formulaic inputs; or, prices using other observable correlated market inputs.

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset and liability at the measurement date, including but not limited to:

All Securities – modeling or manual pricing based on the Adviser’s own assumptions in determining fair value of investments; or, the significant use of other unobservable or very stale inputs within fair valuation.

The following is a summary of the inputs used to value each Fund’s investments as of July 31, 2018:

	Level 1	Level 2	Level 3	Total
WHITE OAK SELECT GROWTH FUND
Common Stocks	$320,997,699	$-	$-	$320,997,699
Short Term Investments
Money Market Funds	47,692	-	-	47,692
Repurchase Agreements	-	7,505,868	-	$7,505,868
Collateral for Securities Loaned*	-	-	-	42,778,312
Total	$321,045,391	$7,505,868	$-	$371,329,571

PIN OAK EQUITY FUND
Common Stocks	$235,550,515	$-	$-	$235,550,515
Short Term Investments
Repurchase Agreements	-	16,716,534	-	16,716,534
Collateral for Securities Loaned*	-	-	-	46,783,702
Total	$235,550,515	$16,716,534	$-	$299,050,751

ROCK OAK CORE GROWTH FUND
Common Stocks	$17,337,001	$-	$-	$17,337,001
Short Term Investments
Repurchase Agreements	-	1,263,358	-	1,263,358
Collateral for Securities Loaned*	-	-	-	3,615,507
Total	$17,337,001	$1,263,358	$-	$22,215,866

RIVER OAK DISCOVERY FUND
Common Stocks	$13,623,873	$-	$-	$13,623,873
Short Term Investments
Money Market Funds	1,028,020	-	-	1,028,020
Collateral for Securities Loaned*	-	-	-	1,411,625
Total	$14,651,893	$-	$-	$16,063,518

RED OAK TECHNOLOGY SELECT FUND
Common Stocks	$528,233,883	$-	$-	$528,233,883
Short Term Investments
Repurchase Agreements	-	27,319,596	-	27,319,596
Collateral for Securities Loaned*	-	-	-	61,478,686
Total	$528,233,883	$27,319,596	$-	$617,032,165

BLACK OAK EMERGING TECHNOLOGY FUND
Common Stocks	$39,196,852	$-	$-	$39,196,852
Short Term Investments
Money Market Funds	1,178,993	-	-	1,178,993
Collateral for Securities Loaned*	-	-	-	7,193,772
Total	$40,375,845	$-	$-	$47,569,617

LIVE OAK HEALTH SCIENCES FUND
Common Stocks	$62,626,044	$-	$-	$62,626,044
Short Term Investments
Money Market Funds	45,427	-	-	45,427
Repurchase Agreements	-	990,145	-	990,145
Collateral for Securities Loaned*	-	-	-	8,721,503
Total	$62,671,471	$990,145	$-	$72,383,119

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

The above tables are presented by levels of disaggregation for each asset class. For detailed descriptions of the underlying industries, see the accompanying Schedules of Investments. There were no transfers into or out of Level 1 and 2 during the period. There were no Level 3 securities held during the period. It is the Funds’ policy to recognize transfers into and out of levels at the end of the reporting period.

Item 2. Controls and Procedures.

(a)       Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Oak Associates Funds

By	/s/ Charles A. Kiraly
Charles A. Kiraly, President

Date	9/27/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Charles A. Kiraly
Charles A. Kiraly, President

Date	9/27/2018

By	/s/ Bryan Ashmus
Bryan Ashmus, Treasurer and Principal Financial Officer

Date	9/27/2018